Net finance income (expense) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Finance income		$ 516	$ 619	$ 981	$ 881
Income from investments and marketable securities (Government Bonds)		424	369	757	532
Other finance income		92	250	224	349
Finance expenses		(868)	(959)	(1,712)	(1,716)
Interest on finance debt		(512)	(693)	(1,053)	(1,223)
Unwinding of discount on lease liabilities		(400)	(334)	(758)	(624)
Discount and premium on repurchase of debt securities			(84)		(110)
Capitalized borrowing costs		318	297	589	535
Unwinding of discount on the provision for decommissioning costs		(219)	(137)	(431)	(267)
Other finance expenses		(55)	(8)	(59)	(27)
Foreign exchange gains (losses) and indexation charges		331	(2,858)	88	(1,767)
Foreign exchange gains (losses)	[1]	1,523	(1,640)	2,320	781
Reclassification of hedge accounting to the Statement of Income	[1]	(1,078)	(1,108)	(2,232)	(2,488)
Monetary restatement of anticipated dividends and dividends payable		(397)	(280)	(429)	(280)
Recoverable taxes inflation indexation income		31	24	95	45
Other foreign exchange gains and indexation charges, net		252	146	334	175
Total		$ (21)	$ (3,198)	$ (643)	$ (2,602)

[1]	For more information, see notes 27.3a and 27.3c.